CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 59,767	$ 6,016
Restricted deposits	12	138
Prepaid expenses and other receivables	1,446	905
Aspire Group	56	296
Due from the Michigan Joint Operation and NPI	3,192	250
Trade receivables	3,701	2,737
Total current assets	68,174	10,342
NON-CURRENT ASSETS
Restricted deposits	164	150
Restricted deposits - Joint Venture	3,773	2,000
Company share of Joint Venture net assets		603
Property and equipment	1,301	849
Intangible assets	17,835	14,413
Right-of-use assets	3,127	4,688
Deferred taxes	211	130
Total non-current assets	26,411	22,833
Total assets	94,585	33,175
CURRENT LIABILITIES
Trade and other payables	4,910	1,855
Lease liabilities	1,651	1,455
Loans and other due to William Hill, net	1,972	14,245
Employees' related payables and accruals	3,562	2,583
Total current liabilities	12,095	20,138
NON-CURRENT LIABILITIES
Capital notes, loans and accrued interest due to Aspire Group	17,739	14,987
Loans and other due to William Hill, net	10,666
Company share of Joint Venture net liabilities	1,025
Lease liabilities	1,855	3,382
Accrued severance pay, net	384	276
Total non-current liabilities	31,669	18,645
EQUITY (DEFICIT)
Share capital	44	21
Reserve with respect to transaction under common control	(8,467)	(8,467)
Reserve with respect to funding transaction with related parties	20,072	16,940
Share premium	68,608	22,788
Share based payments reserve	3,907	2,967
Accumulated losses	(33,343)	(39,857)
Total equity (deficit)	50,821	(5,608)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 94,585	$ 33,175